HILDENE-CCC DEPOSITOR, LLC ABS-15G

Exhibit 99.2 - Schedule 1

CROSS 2025-CES1

Opus Capital Markets Consultants, LLC

300 Tri-State International – Suite 320 | Lincolnshire, IL 60069 | www.opuscmc.com | 224.632.1300

Executive Narrative

October 7, 2025

Performed by

Opus Capital Markets Consultants, LLC

For

Hildene-CCC Loan Acquisition, LLC

This report summarizes the results of a due diligence review performed on (1,133) loans provided by Button Finance, Inc., for the review and benefit of Hildene-CCC Loan Acquisition, LLC (Customer), who provided Opus Captial Markets Consultants, LLC (Consultant) with a data tape, from which 100% of the loan sample was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed compliance and credit review on the loans.

As detailed herein, the pool contains a total of 1,132 Closed End Second loans and 1 first lien, of which 644 were NQM, 70 QM APOR HP, 417 QM APOR SH and 2 ATR/QM: Exempt, and were re-underwritten in accordance with the lender guidelines in terms of Exhibit A.

EXHIBIT A

Closed End Second

Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)	Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.

b)	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.

c)	Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.

d)	Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.

e)	Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.

f)	Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client provided underwriting guidelines.

g)	Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.

h)	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.

i)	Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines.

j)	Compensating Factors: Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a) Collateral Docs

●	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.

●	Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

●	Mortgage / Deed of Trust: Verify the presence of a copy Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant will confirm the presence of a letter from the title company specifying the date the Mortgage / Deed Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recoded mortgage or a stamped / signed copy of the document stating the date the document was sent for recording.

●	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b) Closing Docs

●	Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

●	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.

●	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.

●	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination

●	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c) Credit Docs

●	Loan Application: Verify the presence and completeness of both the initial and final loan applications.

●	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.

●	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.

●	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.

●	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

●	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

●	Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.

●	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.

●	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.

●	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard, and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Regulatory Compliance

For each Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:

1.	The “material”[1] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, as set forth below:

a.	For Right of Rescission

i.	A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).

A.	This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.

B.	A condition must be placed if the transaction is a refinance by the original creditor and the

1 These “material” disclosures include the required disclosures of the APR, the finance charge, the amount financed, the total number of payments, the payment schedule, and if the loan is subject to the Homeownership and Equity Protection Act (“HOEPA”), the disclosure requirements and prohibitions of that statute which are set forth in 12 C.F.R. §§ 1026.32(c) and (d).

borrower was provided the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.

b.	For TILs (Application Dates prior to 10/3/2015)

i.	Confirm the initial TIL disclosure and final TIL disclosures were provided.

ii.	Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a report outlining any TILA violations, including a recalculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, proper completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;

c.	For TRID Disclosures (Application Dates on or after 10/3/2015)

i.	Confirm the initial Loan Estimate (LE) was delivered within three (3) business days of application and seven (7) business days prior to consummation in accordance with Client’s Underwriting Guidelines;

ii.	Review the required sections of each LE to ensure they were populated in accordance with the TRID Rules. (If the file reflects more than one LE was provided, each revised LE must have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations will be based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;

iii.	Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at least three (3) business days prior to consummation;

iv.	Review the required sections of each CD to ensure they were populated in accordance with the TRID Rules. (Any fee tolerance issues to be cured at closing or within 60 days of loan consummation.)

2.	Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule;

3.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;

4.	Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;

5.	Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.; and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;

6.	The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;

7.	The requirements for Higher-Price Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;

8.	The appraisal and valuation requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.35;

9.	The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;

10.	The escrow requirements of RESPA, as implemented by Regulation X, 12 C.F.R 1024.17;

11.	The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”:

12.	Consultant shall confirm that any mortgage property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that appears to be is in effect.

13.	For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification.

14.	Documentation. Review of the following documents for regulatory compliance:

a.	Final HUD-1 Settlement Statement (“HUD-1”), if applicable

i.	If the loan is in an escrow state, the HUD-1 will be considered final as follows:

A.	HUD-1 is marked Final;

i.	If HUD-1 is not marked Final, it must be stamped certified by the closing agent.

ii.	There should be no markings indicating that the HUD-1 is estimated.

B.	HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and

C.	If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.

b.	Final Truth in Lending Disclosure (“TIL”), if applicable

c.	Loan Estimate, if applicable

i.	The Loan Estimate in will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up until three business days prior to the issuance of an initial Closing Disclosure.

d.	Closing Disclosure, if applicable

i.	The Closing Disclosure in the loan file will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.

e.	Notice of Right to Cancel (if applicable)

f.	Initial TIL, if applicable

g.	Good Faith Estimate (“GFE”), if applicable

h.	Note

i.	Mortgage/Deed of Trust

j.	FACTA disclosures

k.	Third Party Fees

i.	Third party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.

ii.	CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.

iii.	Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.

Each loan reviewed will be assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described in Section 2(f).

Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third parties upon which Consultant is relying in reaching such findings.

Ability to Repay and Qualified Mortgage Review

1.	For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification. For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.

2.	For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

3.	For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).

a. Qualified Mortgage:

i.	For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately. Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.
ii.	For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.

b. Ability to Repay:

i.	The ability to repay portion of the review for non-agency eligible loans only will focus on the eight factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the loan file to determine if the creditor verified and considered each of the eight factors utilizing reasonably reliable third-party documentation at or before consummation.
1.	Current or reasonably expected income or assets that the consumer will rely on to repay the loan.
2.	Current employment status
3.	Monthly mortgage payment for subject loan using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortizing payments that are substantially equal.

4.	Monthly payment on any simultaneous loans secured by the subject property.

5.	Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.

6.	Debts, alimony, and child support obligations

7.	Monthly debt-to-income ratio or residual income

8.	Credit history

ii.	For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.

iii.	Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant, and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.

a)	Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)	Seasoning And Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than recession, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Additional Disclosures and Requirements:

Consultant will not review for compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:

●	Servicing Transfer Disclosure (for applications prior to 10/03/2015):

●	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):

●	Affiliated Business Disclosure

●	Initial Escrow Disclosure Statement

●	Fair Credit Report Act (Regulation V)

High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

●	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

●	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.

●	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.

●	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq..

●	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.

●	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).

●	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.

●	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).

●	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).

●	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.

●	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.

●	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.

●	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).

●	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

●	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.

●	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).

●	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.

●	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.

●	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.

●	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann. Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).

●	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.

●	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.

●	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.

●	Massachusetts High-Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.

●	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.

●	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

●	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).

●	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et.seq., as amended from time to time.

●	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.

●	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

●	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).

●	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.

●	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.

●	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.

●	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.

●	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

●	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.

●	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.

●	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.

●	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.

●	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.

●	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.

●	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004- 618, Muni. Code §§ 201.01 et seq.

●	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.

●	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9- 1 et seq.

●	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

●	Rhode Island Home Loan Protection Act, R.I. Gen. L. 34-25.1-2 et seq, as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).

●	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.

●	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

●	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.

●	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.

●	Section 50(a)(6), Article XVI of the Texas Constitution

●	Section 50(f)(2), Article XVI of the Texas Constitution

●	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.

●	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

●	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

●	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1-428.

●	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003 to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.

●	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et seq., as amended from time to time.

●	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).

●	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.

●	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg 46.01 et seq.

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

1) Misrepresentation Review and Valuation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

●	Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

●	Alerts: Assess credit report alerts for accuracy and potential issues.

●	Social Security Numbers: Compare SSN(s) across all file documents.

●	Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

●	Data Consistency: Review the documents contained in the loan file for consistency of data.

●	Third Party Fraud Tools: To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values

Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products. i) Consultant will perform the following steps.

●	Property is complete

●	Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

●	Property is described in average or better condition

●	No apparent appraiser independence violation statements

●	Appraisal addresses any adverse comments

●	Appraisal is completed on appropriate GSE Forms

●	Appraisal contains required attachments.

●	Appraiser was appropriately licensed at the time the appraisal was signed

If the valuation Consultant des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation Consultant to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.

Value Review Disclaimer

●	The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.

●	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.

●	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.

●	Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus will not have and communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.

If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure:

●	No apparent damage to the property

●	Property appears to be occupied

I. Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance

●	Appraised Value

●	CLTV

●	DTI

●	FICO

●	Interest Only

●	Interest Rate

●	Loan Term

●	Loan Purpose

●	LTV

●	Occupancy

●	Original Balance

●	Property Address

●	Property City

●	Property State

●	Property Type

●	Sales Price

●	Second Mortgage Lien Amount

●	Self Employed

●	Units

●	Zip Code

●	Loan Type

●	QM Status

II. Rating Agency Grading Criteria

Fitch Ratings Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

Moody’s Investor Services Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

Kroll Bond Rating Agency LLC Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

S&P Global Ratings Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

DBRS Morningstar Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

III. Opus Grading Criteria

1) Opus Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus and updated from time to time shall be determined as follows:

Opus Credit Grades

●	Level 1 Credit Grade Definition: Loan was originated in accordance with the mortgage loan originator underwriting guidelines without exception.

●	Level 2 Credit Grade Definition: Loan was originated in substantial compliance with the originator’s underwriting guidelines and there are sufficient compensating factors for any exceptions.

●	Level 3 Credit Grade Definition: Loan was not originated in substantial compliance with the originator’s underwriting guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

Opus Property Grades

●	Level 1 Property Grade Definition: Property value appears to be within 10% of original appraised amount and there are no material deficiencies in the appraisal process.

●	Level 2 Property Grade Definition: Property value appears to be within 10% of original appraised amount, but minor issues in the appraisal process were identified.

●	Level 3 Property Grade Definition: Property value does not appear to fall within 10% of the original appraised value and/or material deficiencies exist with respect to the appraisal process or the file is missing material documentation.

Opus Compliance Grades

●	Level 1 Compliance Grade Definition: Loan complies with all applicable laws and regulations reviewed under the applicable scope of work.

●	Level 2 Compliance Grade Definition: There are minor issues regarding legal and/or regulatory compliance but such issues do not represent risks to the enforceability of the borrower’s obligation under the loan documents and will not result in assignee liability to the investor.

●	Level 3 Compliance Grade Definition: Loan is not in compliance with laws and regulations reviewed under the applicable scope of work or the loan is missing material documentation.

IV. REDACTED INFORMATION

●	Borrower Name

●	Co-Borrower Name

●	SSNs

●	Property Address, City, County, MSA, Zip

●	Mailing Address

●	Account Number, including Originator and Servicer Loan Number

●	Origination Date

●	Names of Borrowers or any other Individuals

●	Company and Entity Names

●	Financial Institution Names

●	Job Position Titles

●	Any Address

●	Any Location Information (other than state), including City, County, MSA and Zip

●	Account Numbers of any type

●	Insurance Claim Numbers

●	Insurance Policy Numbers

●	Foreclosure Action dates and Case Numbers

●	Bankruptcy Action dates and Case Numbers

●	Any reference that would allow the identification of the location of a property (e.g. neighborhood, body of water, schools, major highways)

Pool Details

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were three (3) obligors with multiple loans in the pool.

Tape Discrepancies

Data Element	Count	Accuracy
Final Qualifying Property Value	3	99.74%
Interest Rate	3	99.74%
Loan Amount	2	99.82%
Note Date	1	99.91%
Primary Appraised Property Value	1	99.91%
Property Address	15	98.68%
Property State	1	99.91%
Property Type	13	98.85%
Qualifying CLTV	64	94.35%
Qualifying FICO	3	99.74%
Qualifying Total Debt Income Ratio	164	85.53%
Term	2	99.82%
Total Loan Population	1133

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated October 2, 2025.

Loans Reviewed (1,133)

27677160	32751586	59203343	67279471	71696055	58070061
29541263	86548971	92899848	14153590	12747866	81195243
42574597	26305379	84131761	99467420	71408203	90608133
65717597	82022603	24015655	83484767	61737008	65501762
92095342	30810566	61630717	86954740	21305247	71165761
16832703	38459393	53491200	43911253	59316318	17703790
41893661	74554830	91446688	53730295	65801456	51774155
61622864	73022763	80007263	32561420	78993479	88155459
58366700	23905884	55928838	98584492	53257548	26930912
15560391	84735409	40966086	86023913	98362951	42738760
59697027	83255504	54855380	26082581	59730188	13008917
35560831	55643855	32526510	70995410	25066029	28361120
98671081	26410887	50244523	54852344	89141271	90727153
54655498	20247572	63483237	38010964	13128047	45469172
29503730	83689617	52976441	69381751	27997992	61334464
36271914	79380850	80978697	99197082	21637748	17045610
70160870	16853283	57308253	48049835	44170720	50667404
35834923	52253943	11655068	47843349	99904015	77140351
87218739	80755549	67831188	22458328	62771391	93650843
65749671	10128028	41619180	47565489	79211294	30890378
72179264	80041305	76794234	69623947	28124118	58662974
14860859	37996457	15856933	77379755	79889954	27670796
55954308	67858878	10091566	17789182	97001129	80031209
63588284	25734886	63246423	45627440	98982904	93235571
60468557	74563507	14410221	48864205	18840101	89718071
47153081	17585132	66814417	59897947	89945612	35717725
35996061	98904004	44673572	32452110	41281294	40802357
40516377	36216418	60676218	43324782	64375194	61336603
91401656	98531753	70814982	13134196	94147993	13844744
49890061	78274850	48644671	89943427	41805670	97665196
79863073	13974437	27353202	45576132	14774285	87342179
68115225	69087683	44342149	47824358	10185983	65215038
57222208	36693329	85617308	85634613	28039265	73265672
50636356	26992322	17064067	19963073	71085354	18122613
74022394	87181441	19814574	82044525	23222659	74084444
16366081	69233880	87611337	88043750	87926569	36013843
44386835	91624500	84956706	98231506	89003481	33872718
21230341	22769877	26142796	86181490	94550727	70841797
90899803	38613366	89675251	96932915	89782966	19864949
58745007	38692784	14807991	90187115	25107064	39125187
83479143	41996832	50780175	51770410	70022044	65939393
37173522	23215911	65759728	47792548	73198958	55148868

60151413	31140501	62475263	36384888	17322572	44516717
89171526	55893040	27941000	54363950	41943111	32829651
90444252	47147892	73072519	77296146	38390781	15354505
45922588	84053136	40626756	53419054	12479663	34330734
94635671	10351507	63850633	91659366	58778540	37030171
36459323	43785378	40024251	21916308	91564169	61888419
98705771	88506018	13288151	47980671	99894128	65521919
54786922	85351713	39244176	56231964	33516862	13463496
35405794	73400906	91071050	46687310	45869063	16078014
12795785	66676905	96804059	85481368	33681490	17283516
23342522	52873992	20739460	65788084	26010831	50496795
96940589	27989895	27711806	24097485	17052219	43474285
48922470	47196145	61107524	29211627	29770271	14217452
65855229	21433708	55920890	43228958	40589082	46945389
19172332	87033084	58418055	41442460	81803550	28661496
73131327	37736299	98497829	67004481	50052118	26081345
81479521	32356774	62413906	70819855	21634761	88460299
55684883	21919723	51315570	78938832	41563420	72434079
80159049	11496574	99436723	48555092	53162410	19989659
36791895	59988228	65459008	90205509	30245587	23304757
26888214	49418326	47431535	87799619	93936320	38626303
31041947	71323673	21326603	24015437	94646163	37909859
45190774	28856012	61900989	93831653	68426658	34038729
23346448	37634751	20929689	92936616	33387167	88694672
96517585	50543468	75877447	24027586	81262142	15531504
72528286	79017379	49220521	59876272	97018632	52924954
98335186	85176080	73997267	34660314	57005353	54950016
58800651	84407761	82766298	59334311	74897808	85574610
15317006	26947152	99615094	19283333	63039217	91575759
80672129	73959853	23965557	74503321	14381455	76372325
70014730	88646948	86281308	58804519	59284285	73404601
13236366	61442313	35398611	11852445	69236358	78292490
30612678	16503900	17104971	75890352	67577945	55239156
40261073	81367138	17383504	80318990	83500166	62246079
77579512	93313633	80147520	65034118	87824725	95290708
63351702	65971706	93629589	93531396	94897287	20485140
22779367	10782447	87929688	95649796	31165674	76350952
66037934	41587404	55360697	61350846	77389625	71919682
15479165	74378880	65203804	64919688	31883251	23503704
83209636	89540660	65645256	21701331	35492379	59788666
47062440	29015899	40675745	34800584	36169885	64736606
36206239	47944244	53388013	16320410	48325830	37950014
77669870	10785772	80172377	56125668	33814615	70946801
20187324	45520638	66816613	20429749	81862486	66786125
81434746	34459900	56104590	35776349	11684168	34833437
57273647	42681764	81779365	91109845	28421724	21873830
12417042	62668492	56904484	85475498	25408071	81877026
89092474	76309546	78263179	13120560	66007600	39136033

27893907	87975509	55936230	45299665	87954041	55177722
20527970	21822819	32680666	42092199	13884781	20685728
22748090	69817814	33406826	14544799	81092219	33272764
93872757	44059187	72259153	22073278	75495765	19559456
17212860	69782609	79704478	15802107	13354242	54763907
65397374	57129283	76732479	34433607	41758186	58728668
88445497	97222827	56854091	53068460	97671465	93663516
64785012	12742046	69137067	17035518	80513267	90874158
44708035	70415696	96495479	33180842	98484349	74846245
62781027	55015080	50511106	68012145	97016012	77895927
62061728	59664110	33411519	25484957	14512065	76297133
97165314	63974384	55353579	45315235	56492214	50821108
98862316	59278518	38203362	35154811	61133422	93320268
56400261	86100157	19565206	57340615	76781414	75374554
69660648	35798007	89749960	27444707	46352082	28026008
37699023	16785004	21059153	88902302	83203973	60343099
13898454	76613968	42974427	71072368	63378797	34479060
50412916	74862231	18483379	91520121	72702986	55963613
78373871	12331183	90914658	31446112	31215663	80432509
25435163	51293735	69478441	53351317	21992165	79367919
40195634	23297344	95521690	48585939	42068163	75822766
84206980	75697306	12370742	72858426	26507313	20525754
54597781	42278929	53722812	65218463	63600248	73047387
28963599	44222373	48321472	35556042	59501750	19755496
34183719	53621454	67830342	44532622	66758425	61133820
83415616	74891006	59747926	52972719	71163896	44431953
61286421	21731630	32921217	20359558	55071998	51716442
49597818	67602101	21292956	34528757	30510394	84683539
16656659	14405950	72802250	21944448	54133406	79154474
32144947	21625170	75988683	56243813	44005063	54803883
10998375	10527121	50930713	48743308	88587992	50238010
59904380	22408299	37009091	71365464	54420611	60577826
14601857	41927544	74429212	89263990	99732571	92543039
11112973	71350276	98994461	27699662	40738379	14244899
47022463	86898348	11756184	75820929	73980471	15846766
78016705	87135506	76625469	22509136	27352019	80668584
73027811	39681733	75529623	11412455	69489290	61684466
15362857	94061335	38180838	11688971	91517392	96369924
17698934	50214777	72980795	26160007	96979062	50622607
72002937	54694236	71740378	34261413	55360308	69807504
24015901	37672427	24175788	83462633	12772966	71100530
36193305	35452262	45439542	13125586	72581904	53342692
12240394	97854660	25806903	35888037	18913008	85184623
85352298	62339691	27163215	66608620	64851434	43314707
26986943	38381560	82989049	72172206	94176215	11230052
17736960	28834240	17615333	16789465	76226669	93295043
50081457	92897933	46692275	62580133	62436752	32970329
93326653	28494474	77380856	61162940	57882756	77343335

46879068	14497187	93876125	58116353	80413193	88166589
81906362	74611280	95466325	58798360	75099140	62162927
39269453	49344142	94707233	36808865	68078285	40789799
45539004	16477602	46575159	52137322	11780228	37005858
67611756	47681476	29733155	98671432	93182263	17903643
32929863	62582743	64701921	25704667	78360620	60422930
49382835	56964948	37884688	18202276	12128100	27791113
64663077	84793430	19921163	54728407	49724167	95692840
66042452	15765675	55219013	39039234	74840736	95757492
56398286	16039566	34616551	43770025	38254489	44652010
96873548	37577801	86006591	26797177	76938557	86915689
88072589	28195672	18198748	94824966	14299549	80299012
18157594	51606150	13913316	53264986	40059901	94345049
77868607	55893759	86860174	78577141	41252272	90684926
38446734	75570367	57911457	64611850	91666072	99363601
79281476	94927084	22080804	77244577	23603502	69002036
78776283	11034708	28064017	42884278	67807053	60874510
33109789	48954744	67385295	28449415	45154213	74200151
44281804	69742186	80500909	40034362	44936686	19689476
86267831	78451988	16843210	73628111	33310129	94003256
16461264	95691295	94238909	27635162	32611271	69241895
30743519	18549105	61177459	71439084	52357952	33129915
85504478	66928301	10836182	51642706	78774876	91910647
71084898	30728331	43728922	47947386	75550715	52433854
44772074	37023999	42913496	94752596	90592619	81544339
32221801	71879886	39979669	37012355	16302833	59236499
35270605	41752652	50048119	83947394	62053134	88026533
77509001	37836425	56830144	17345093	65584375	58936462
33458761	42793879	53549869	90228797	98229925	40908951
31271755	39221163	68847411	80124238	23181706	50778641
32654294	35015538	17059828	33777639	96282437	45508112
98347986	47940339	21959287	20499007	29452530	12790349
44990195	10867013	50205852	32288504	82457046	71071198
73735874	30528178	66981195	28008578	95404160	30373425
43967511	52868445	43451788	85798467	68848184	74625361
33857065	58799888	48614082	37062556	19140447	50491423
72023448	62952512	29427657	89013267	67032604	91196486
21899342	84192953	66725090	45595291	59742583	49444000
54696582	28819375	32007286	35855284	64282996	48966776
83856154	86273662	37253074	40253761	95939903	70129958
11346343	40814210	92657316	95470588	85053897	10751529
55445493	87877160	52811777	47992502	92928718	13391983
99543121	93138720	77312594	73092887	72738005	55791531
32568598	23320720	67832001	18384387	53301557	37389387
12109351	33501990	50497265	92716586	95092818	93163145
15041339	68254562	90750698	98340353	36295218	12327397
62356140	55771676	39741486	84891510	22986676	21370849
93005928	16330658	13983912	20694444	18981810	62749907

16158545	49503232	75650778	10162754	38373902	68001682
95722246	94091769	32993014	59713618	18714602	99623486
96642108	16831236	92167848	37787443	95315855

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.